Commitments and Contingencies (Details) $ / shares in Units, $ in Millions						12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Feb. 02, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($)	Jan. 28, 2022 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Line Items]
Royalties payment						$ 8,000	$ 121,000
Expiration date	Jul. 31, 2028					Jul. 31, 2028
Warrant [Member]
Commitments and Contingencies [Line Items]
Number of outstanding warrants | shares	111,261					111,261
Warrant exercise price | $ / shares	$ 4					$ 4
Bank of Israel [Member]
Commitments and Contingencies [Line Items]
Bear interest rate	0.72%					0.72%
Former Parent Company [Member]
Commitments and Contingencies [Line Items]
Sale of share percentage			100.00%	100.00%
Total consideration			$ 4,200,000	$ 6
Warrant to purchase shares | shares		111,261
Ordinary per shares | $ / shares		$ 2.7797
Pre-money valuation on fully diluted shares		$ 10,000,000
Ordinary shares percentage		50.00%
Israel Innovation Authority [Member]
Commitments and Contingencies [Line Items]
Research and development grant received						300.00%
Grant received	$ 602,000				$ 748,000
Israel Innovation Authority [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalties rate						3.00%
Israel Innovation Authority [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalties rate						3.50%